Income taxes	6 Months Ended
Sep. 30, 2024
Income taxes
11. Income taxes
The following table presents the components of Income tax expense for the six months ended September 30, 2023 and 2024:

	Six months ended September 30,
	2023	2024

	(in millions of yen)

Current tax expense	123,862	199,921
Deferred tax expense	54,427	28,554

Total income tax expense	178,289	228,475

The preceding table does not reflect the tax effects of items recorded directly in Equity for the six months ended September 30, 2023 and 2024. The detailed amounts recorded directly in Equity are as follows:

	Six months ended September 30,
	2023	2024

	(in millions of yen)
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	521	(3,600)
Less: reclassification adjustments	(2,028)	(798)

Total	(1,508)	(4,399)

Defined benefit plan adjustments:
Unrealized gains (losses)	818	2,676
Less: reclassification adjustments	(5,419)	(6,696)

Total	(4,601)	(4,020)

Own credit risk adjustments:
Unrealized gains (losses)	(5,809)	2,887
Less: reclassification adjustments	351	128

Total	(5,458)	3,015

Total tax effect before allocation to noncontrolling interests	(11,567)	(5,403)

The statutory tax
rate was
 30.62% as of
both
September 30, 2023 and 2024. The effective tax rates, 30.18% and 29.42% for the six months ended September 30, 2023 and 2024, respectively, differed from the statutory tax rates. The differences between the tax rates for the six months ended September 30, 2023 and 2024 were immaterial.
At September 30, 2024, the MHFG Group had net operating loss carryforwards totaling ¥413 billion.
The total amount of unrecognized tax benefits was ¥
6,999
 million at September 30, 2024, which would, if recognized, affect the Group’s effective tax rate. The Group classifies interest and penalties accrued relating to unrecognized tax benefits as Income tax expense.

An immaterial portion of unrecognized tax benefits at March 31, 2024 was resolved in the six months period ended September 30, 2024. The amount of additional unrecognized tax benefits for the period was also immaterial. The MHFG Group does not anticipate that increases or decreases of unrecognized tax benefits within the next twelve months would have a material effect on its consolidated results of operations or financial condition.